UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 8092

Western Asset Worldwide Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET WORLDWIDE

INCOME FUND INC.

FORM N-Q

JULY 31, 2008

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited)
July 31, 2008

Face
Amount†		Security	Value
SOVEREIGN BONDS — 52.0%
Argentina — 3.0%
		Republic of Argentina:
5,000,000	DEM	10.500% due 11/14/02 (a)	$1,131,000
3,500,000	DEM	7.000% due 3/18/04 (a)	823,089
2,399,000		Bonds, 7.000% due 9/12/13	1,774,527
		GDP Linked Securities:
1,700,000	EUR	1.262% due 12/15/35 (b)	208,069
1,565,000		1.318% due 12/15/35 (b)	151,805
9,904,661	ARS	1.383% due 12/15/35 (b)	286,512
		Medium-Term Notes:
1,800,000	EUR	7.000% due 3/18/04 (a)	827,909
2,000,000,000	ITL	7.000% due 3/18/04 (a)	475,088
		Total Argentina	5,677,999
Brazil — 14.1%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	601
23,312,000	BRL	10.000% due 7/1/10	13,783,400
3,478,000	BRL	10.000% due 1/1/12	1,985,070
		Federative Republic of Brazil:
858,000		7.125% due 1/20/37	948,090
6,893,000		11.000% due 8/17/40	9,107,376
1,170,000		Collective Action Securities, Notes, 8.000% due 1/15/18	1,308,645
		Total Brazil	27,133,182
Colombia — 3.7%
6,435,000		Republic of Colombia, 7.375% due 9/18/37	7,046,325

Ecuador — 1.3%
2,680,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	2,479,000

Egypt — 0.5%
5,790,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (c)	1,014,402

Gabon — 0.5%
993,000		Gabonese Republic, 8.200% due 12/12/17 (c)	1,015,343

Indonesia — 2.3%
		Republic of Indonesia:
15,245,000,000	IDR	10.250% due 7/15/22	1,446,408
11,865,000,000	IDR	11.000% due 9/15/25	1,161,330
9,706,000,000	IDR	10.250% due 7/15/27	886,624
11,529,000,000	IDR	9.750% due 5/15/37	980,837
		Total Indonesia	4,475,199
Panama — 4.1%
		Republic of Panama:
2,653,000		7.250% due 3/15/15	2,871,872
1,290,000		9.375% due 4/1/29	1,694,415
3,344,000		6.700% due 1/26/36	3,419,240
		Total Panama	7,985,527
Peru — 3.8%
		Republic of Peru:
2,467,000		8.750% due 11/21/33	3,219,435
3,889,000		Bonds, 6.550% due 3/14/37	4,038,727
		Total Peru	7,258,162

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount†	Security	Value
Russia — 0.6%
700,000	Russian Federation, 12.750% due 6/24/28 (c)	$1,243,553
Turkey — 10.2%
	Republic of Turkey:
1,490,000	11.500% due 1/23/12	1,754,475
730,000	11.000% due 1/14/13	859,575
425,000	7.250% due 3/15/15	442,000
7,472,000	11.875% due 1/15/30 (d)	11,264,040
463,000	Collective Action Securities, Notes, 9.500% due 1/15/14	527,820
5,228,000	Notes, 6.875% due 3/17/36	4,829,365
	Total Turkey	19,677,275
Venezuela — 7.9%
	Bolivarian Republic of Venezuela:
365,000	8.500% due 10/8/14	336,713
9,837,000	5.750% due 2/26/16	7,476,120
2,234,000	7.650% due 4/21/25	1,710,127
	Collective Action Securities:
5,996,000	9.375% due 1/13/34	5,165,554
445,000	Notes, 10.750% due 9/19/13	457,237
	Total Venezuela	15,145,751
	TOTAL SOVEREIGN BONDS (Cost — $101,015,237)	100,151,718
CORPORATE BONDS & NOTES — 34.3%
Brazil — 4.3%
	GTL Trade Finance Inc.:
510,000	7.250% due 10/20/17 (c)	508,093
976,000	7.250% due 10/20/17 (c)	973,519
890,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (c)	901,125
	Vale Overseas Ltd., Notes:
1,139,000	8.250% due 1/17/34	1,259,622
4,861,000	6.875% due 11/21/36	4,668,918
	Total Brazil	8,311,277
Colombia — 0.3%
550,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (c)	585,750

India — 0.1%
244,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	207,797

Kazakhstan — 1.3%
1,200,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	1,197,000
630,000	HSBK Europe BV, 7.250% due 5/3/17 (c)	532,350
	TuranAlem Finance BV, Bonds:
550,000	8.250% due 1/22/37 (c)	422,125
421,000	8.250% due 1/22/37 (c)	326,801
	Total Kazakhstan	2,478,276
Mexico — 2.5%
	Axtel SAB de CV:
110,000	11.000% due 12/15/13	116,875
40,000	7.625% due 2/1/17 (c)	40,200
760,000	Senior Notes, 7.625% due 2/1/17 (c)	761,900
120,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	124,500

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount†		Security	Value
Mexico — 2.5% (continued)
		Pemex Project Funding Master Trust:
1,280,000		6.625% due 6/15/35 (c)	$1,257,857
2,590,000		Senior Bonds, 6.625% due 6/15/35	2,545,196
		Total Mexico	4,846,528
Russia — 15.6%
		Evraz Group SA, Notes:
2,200,000		8.875% due 4/24/13 (c)	2,150,500
930,000		9.500% due 4/24/18 (c)	900,984
		Gaz Capital SA:
740,000		Medium Term Notes, 7.288% due 8/16/37 (c)	658,600
4,440,000		Notes, 8.625% due 4/28/34 (c)	4,773,000
		Gazprom, Bonds:
119,800,000	RUB	0.290% due 10/29/09	5,096,084
39,930,000	RUB	0.299% due 10/27/11	1,677,688
52,630,000	RUB	Gazprom OAO, 0.296% due 8/6/09	2,237,480
3,950,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (c)	3,545,125
1,790,000		RSHB Capital, Notes, 7.125% due 1/14/14 (c)	1,773,711
		Russian Agricultural Bank, Loan Participation Notes:
1,624,000		7.175% due 5/16/13 (c)	1,614,094
1,289,000		6.299% due 5/15/17 (c)	1,162,291
		TNK-BP Finance SA:
1,730,000		7.500% due 7/18/16 (c)	1,574,300
1,730,000		Senior Notes, 7.875% due 3/13/18 (c)	1,608,900
460,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	440,450
960,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (c)	940,716
		Total Russia	30,153,923
Thailand — 1.6%
3,880,000		True Move Co., Ltd., 10.375% due 8/1/14 (c)	3,123,400

United Kingdom — 4.5%
22,771,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (c)	1,021,332
113,177,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (c)(e)	4,833,202
2,830,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (c)	2,844,150
		Total United Kingdom	8,698,684
United States — 1.6%
140,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	146,876
2,810,000		KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13 (c)	2,876,738
		Total United States	3,023,614
Venezuela — 2.5%
		Petrozuata Finance Inc.:
4,418,188		8.220% due 4/1/17 (c)	4,610,379
149,517		8.220% due 4/1/17 (c)	156,395
		Total Venezuela	4,766,774
		TOTAL CORPORATE BONDS & NOTES (Cost — $67,198,960)	66,196,023

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

Face Amount†	Security	Value
COLLATERALIZED SENIOR LOANS — 0.5%
United States — 0.5%
	Ashmore Energy International:
114,773	Synthetic Revolving Credit Facility, 5.496% due 3/30/14 (b)	$105,591
940,525	Term Loan, 5.801% due 3/30/14 (b)	865,284
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $995,044)	970,875

Warrants
WARRANT — 0.4%

23,180		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $0)	828,685
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $169,209,241)	168,147,301

Face Amount†
SHORT-TERM INVESTMENTS — 12.8%
Sovereign Bonds — 9.7%
		Bank Negara Malaysia Islamic Notes:
158,000	MYR	Zero coupon bond to yield 3.310% due 8/21/08	48,434
490,000	MYR	Zero coupon bond to yield 3.370% due 9/16/08	149,860
10,000	MYR	Zero coupon bond to yield 3.200% due 9/25/08	3,056
7,985,000	MYR	Zero coupon bond to yield 3.340% due 11/27/08	2,425,851
		Bank Negara Malaysia Monetary Notes:
11,654,000	MYR	Zero coupon bond to yield 3.406% due 8/7/08	3,576,900
2,157,000	MYR	Zero coupon bond to yield 3.264% due 8/14/08	661,640
1,765,000	MYR	Zero coupon bond to yield 3.297% due 8/28/08	540,719
588,000	MYR	Zero coupon bond to yield 3.297% due 8/28/08	180,137
197,000	MYR	Zero coupon bond to yield 3.300% due 10/21/08	60,054
3,891,000	BRL	Brazil Letras Tesouro Nacional, Zero coupon bond to yield 11.300% due 1/1/09	2,350,546
		Egypt Treasury Bills:
37,525,000	EGP	Zero coupon bond to yield 7.210% due 10/28/08 (e)	6,901,292
10,025,000	EGP	Zero coupon bond to yield 6.500% due 11/11/08 (e)	1,835,501
		Total Sovereign Bonds (Cost — $18,236,325)	18,733,990

Repurchase Agreement — 3.1%
5,902,000		Morgan Stanley tri-party repurchase agreement dated 7/31/08, 2.130% due 8/1/08; Proceeds at maturity - $5,902,349; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/15/19; Market value - $6,020,560) (Cost - $5,902,000)	5,902,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $24,138,325)	24,635,990
		TOTAL INVESTMENTS — 100.0% (Cost — $193,347,566#)	$192,783,291

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

See Notes to Schedule of Investments.

Western Asset Worldwide Income Fund Inc.

Schedule of Investments (unaudited) (continued)
July 31, 2008

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreement.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Real
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
ITL - Italian Lira
MYR - Malaysian Ringgit
OJSC - Open Joint Stock Company
RUB - Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continuted)

(e) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS swap involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Forward Foreign Currency Contracts.  The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continuted)

(i) Other Risks.  Consistent with their objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(j) Security Transactions.  Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,019,340
Gross unrealized depreciation	(9,583,615)
Net unrealized depreciation	$(564,275)

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance *	Interest Rate *	Outstanding
$10,437,931	2.670%	$10,930,042

* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.350% to 4.750% during the period ended July 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $212,144.

At July 31, 2008, the Fund had the following open reverse repurchase agreement:

Face
Amount	Security	Value
$9,919,080	Reverse Repurchase Agreement with Credit Suisse, dated 7/31/08 bearing 2.000% to be repurchased at an amount and date to be determined, collateralized by: $7,472,000 Republic of Turkey 11.875% due 1/15/30; Market value (including accrued interest) $11,305,029	$9,919,080
	Total Reverse Repurchase Agreements
	(Proceeds — $9,919,080)	$9,919,080

At July 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Buy:
Indian Rupee	$28,895,700	$673,048	9/16/08	$6,788
Indian Rupee	24,146,100	562,419	9/16/08	751
Indian Rupee	19,170,000	446,514	9/16/08	4,198
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$11,737

Notes to Schedule of Investments (unaudited) (continuted)

At July 31, 2008, the Portfolio held the following credit default swap contracts:

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	UNREALIZED / DEPRECIATION
Credit Default Swaps:
Morgan Stanley & Co. Inc (Turanalem Finance BV)	$1,900,000	10/29/08	(a)	7.5% quarterly	$(4,297)

(a) As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	September 25, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	September 25, 2008